Document And Entity Information	12 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0002066799
Document Type	N-CSR
Entity Registrant Name	StepStone Private Equity Strategies Fund
Document Period End Date	Mar. 31, 2026
Amendment Flag	false